Financial Risk Management and Fair Values of Financial Instruments - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of detailed information about financial instruments [Line Items]
Balance of deposits received by Finance Company	¥ 3,720,000,000	¥ 5,526,000,000	$ 541
Transfer between Level 1 and Level 2	0	0
Transfer between Level 2 and Level 1	0	0
Transfer into Level 3	0	0
Transfer out of Level 3	¥ 0	¥ 0
Bottom of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage of market rates	0.79%	1.18%
Top of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage of market rates	4.48%	5.51%
Smart Steps Digital Technology Co., Ltd [member] | Finance Company Limited [member]
Disclosure of detailed information about financial instruments [Line Items]
Balance of deposits received by Finance Company	¥ 30,000,000	¥ 12,000,000
China United Network Communications Group Company Limited and its subsidiaries [member] | Finance Company Limited [member]
Disclosure of detailed information about financial instruments [Line Items]
Balance of deposits received by Finance Company	¥ 4,621,000,000	¥ 2,285,000,000
Foreign exchange risk [member]
Disclosure of detailed information about financial instruments [Line Items]
RMB percentage of strengthened/weakened against foreign currencies	10.00%	10.00%	10.00%	10.00%
Foreign exchange risk [member] | Cash and cash equivalents, borrowings and obligations under finance lease [member]
Disclosure of detailed information about financial instruments [Line Items]
RMB strengthened/weakened against foreign currencies effect on income after tax and other comprehensive income	¥ 131,000,000	¥ 138,000,000		¥ 216,000,000
Foreign exchange risk [member] | Financial assets recorded in fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [Line Items]
RMB strengthened/weakened against foreign currencies effect on income after tax and other comprehensive income	¥ 370,000,000	¥ 407,000,000		¥ 414,000,000
Price risk [member]
Disclosure of detailed information about financial instruments [Line Items]
RMB percentage of strengthened/weakened against foreign currencies	10.00%	10.00%	10.00%	10.00%
RMB strengthened/weakened against foreign currencies effect on income after tax and other comprehensive income	¥ 370,000,000	¥ 407,000,000		¥ 414,000,000
Interest rate risk [member]
Disclosure of detailed information about financial instruments [Line Items]
RMB percentage of strengthened/weakened against foreign currencies	0.50%	0.50%	0.50%	0.50%
RMB strengthened/weakened against foreign currencies effect on income after tax and other comprehensive income	¥ 74,000,000	¥ 134,000,000		¥ 433,000,000
Floating rate borrowings and short-term fixed rate borrowings	19,784,000,000	35,607,000,000
Interest rate risk [member] | Fixed rate [member]
Disclosure of detailed information about financial instruments [Line Items]
Long-term borrowings	¥ 24,889,000,000	¥ 40,516,000,000